Other operating expenses - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Operating Expense [Line Items]
Contributions to the Single Resolution Fund	€ 354	€ 308	€ 277
Decrease in local bank taxes	(51)
Local bank taxes	470	522	414
Contributions to Institutional Protection Scheme	99
Netherlands, Germany, Belgium, Poland, and Spain
Disclosure Of Other Operating Expense [Line Items]
Contributions to the Deposit Guarantee Schemes	€ 425	€ 435	€ 413